LEASES - Lease movements (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
LEASES
Lease term	20 years
Opening balance	R$ 903,484	R$ 1,053,194
New contracts/Remeasures	3,249	3,587
Interest Incurred	133,896	110,943
Payments	(183,225)	(161,148)
Ending balance	857,404	1,006,576
Current	208,604	209,536	R$ 209,774
Non-current	648,800	797,040	693,710
Total	R$ 857,404	R$ 1,006,576	R$ 903,484